EVENTS SUBSEQUENT TO THE ORIGINAL ISSUANCE OF AUDITED FINANCIAL STATEMENTS (UNAUDITED) (Details) - Q S I Operations Inc - USD ($)	Jun. 10, 2021	Apr. 20, 2021	Mar. 29, 2021	Mar. 11, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of gross proceeds received	$ 511,176,000,000
Subsequent event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contemplated to merger cost			$ 3,800,000
Amount of gross proceeds received	$ 511,176
Restricted stock units | Subsequent event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		270,000		3,142,000
Vesting shares				1,024,000
Performance shares | Subsequent event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		150,000		1,868,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted				1,120,000
Stock options | Subsequent event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		1,550,000
Stock options | Performance shares | Subsequent event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		625,000